CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total net revenues from related parties	13,752	60,650
Games
Total net revenues from related parties	13,752	60,352
Handset design
Total net revenues from related parties		298
Cost of revenues to related parties	(774)	(1,454)